CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (25,146,000)	$ (14,228,000)		$ (86,558,000)		$ (84,038,000)	$ (75,438,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	681,000	666,000		2,758,000		2,774,000	2,521,000
Amortization of right-of-use asset	66,000	65,000		260,000		261,000	201,000
Loss on disposal of fixed assets							(181,000)
Stock-based compensation expense	2,863,000	2,930,000		10,354,000		10,939,000	9,839,000
Change in fair value of warrant liability	(2,448,000)	(7,670,000)		(16,682,000)		375,000	0
Net amortization of premiums and discounts on marketable securities	76,000			224,000		(49,000)	(949,000)
Amortization of debt-discount and accretion of deferred debt costs	185,000	167,000		706,000		287,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	203,000	329,000		(995,000)		309,000	(783,000)
Accounts receivable		7,000		7,000		19,993,000	(20,158,000)
Contract assets	(203,000)	(298,000)		(655,000)		(2,166,000)
Other long-term assets	(338,000)	(27,000)		(1,196,000)		(1,269,000)
Accounts payable	(969,000)	63,000		48,000		(1,057,000)	1,493,000
Accrued expenses	(2,372,000)	(1,680,000)		4,830,000		593,000	(3,576,000)
Deferred revenue	(2,408,000)	(2,134,000)		(11,905,000)		(6,292,000)	18,176,000
Proceeds for tenant improvement incentive from landlord						2,035,000	7,237,000
Operating lease asset and liabilities	(207,000)	(180,000)		(736,000)		(59,000)	1,365,000
Net cash used in operating activities	(30,017,000)	(21,990,000)		(99,540,000)		(57,364,000)	(60,253,000)
Investing activities
Purchases of property and equipment	(128,000)	(262,000)		(1,245,000)		(3,336,000)	(12,638,000)
Proceeds from the disposition of property and equipment							110,000
Purchases of marketable securities				(51,408,000)			(108,206,000)
Maturities of marketable securities	7,511,000					50,000,000	109,000,000
Net cash (used in) provided by investing activities	7,383,000	(262,000)		(52,653,000)		46,664,000	(11,734,000)
Financing activities
Payments on financing lease obligations	(70,000)	(64,000)		(265,000)		(241,000)	(205,000)
Proceeds from issuance of common stock through employee benefit plans		157,000		157,000		1,076,000	211,000
Proceeds from the issuance of common stock through exercise of option	1,000			200,000		1,100,000	200,000
Proceeds from the issuance of common stock through employee stock purchase plan				323,000		433,000	161,000
Proceeds from the issuance of common stock through exercise of warrants				0		0	2,000
Proceeds from issuance of common stock through at-the-market sales agreement, net of issuance costs						11,896,000	824,000
Proceeds from term loan, net of issuance costs						39,619,000
Proceeds from issuance of common stock and accompanying warrants and pre-funded warrants in private placement, net of issuance costs						90,377,000
Proceeds from issuance of common stock and warrants in public offerings, net of issuance costs		70,353,000		70,337,000			60,359,000
Proceeds from issuance of convertible preferred stock and accompanying warrants in public offering, net of issuance costs							4,638,000
Payment of issuance costs related to out of period offering	(24,000)	(36,000)		(41,000)		(207,000)
Net cash (used in) provided by financing activities	(93,000)	70,410,000		70,511,000		142,953,000	65,990,000
Net (decrease) increase in cash, cash equivalents and restricted cash	(22,727,000)	48,158,000		(81,682,000)		132,253,000	(5,997,000)
Cash and cash equivalents, Beginning of period	95,388,000	177,070,000	$ 225,228,000	177,070,000		44,817,000	50,814,000
Cash and cash equivalents, End of period	72,661,000	225,228,000	72,661,000	95,388,000	$ 225,228,000	177,070,000	44,817,000
Supplemental disclosure of cash flow information:
Cash paid for interest	783,000	789,000		3,191,000		1,505,000	72,000
Cash paid for tax						7,000	29,000
Non-cash investing and financing activities:
Property and equipment received but unpaid as of period end	165,000			26,000		6,000	1,565,000
Asset acquired under operating lease				0		0	16,240,000
Assets acquired under financing lease				0		0	1,059,000
Deferred debt financing costs incurred but unpaid as of period end				24,000		5,000	58,000
Offering costs incurred but unpaid as of period end	10,000	26,000		$ 10,000		$ 298,000	$ 23,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Operating activities
Net loss			(23,626,047)		(28,978,763)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation					5,181
Stock-based compensation expense			2,451,906		3,456,895
Change in fair value of warrant liability			(1,807,441)		3,915,393
Gain on warrant exchange					(2,228,697)
Net amortization of premiums and discounts on marketable securities			1,615,332
Loss on call redemption of marketable securities			1,416
Changes in operating assets and liabilities:
Prepaid clinical costs			1,037,836		144,528
Prepaid expenses and other assets			(2,224,512)		(171,021)
Operating lease right-of-use asset			37,242		150,269
Accounts payable and other current liabilities			(38,963)		1,015,088
Severance payable			1,456,696		(58,896)
Accrued bonuses			(107,628)		(760,269)
Operating lease liability			(38,582)		(54,186)
Net cash used in operating activities			(21,242,745)		(23,564,478)
Investing activities
Maturities of marketable securities			22,703,798
Purchases of marketable securities			(95,244,730)
Net cash (used in) provided by investing activities			(72,540,932)
Financing activities
Proceeds from the issuance of common stock through exercise of option			6,188		5,351,323
Insurance note payments					(518,124)
Proceeds from registered offerings, net of issuance costs					99,547,283
Net cash (used in) provided by financing activities			6,188		104,380,482
Net (decrease) increase in cash, cash equivalents and restricted cash			(93,777,489)		80,816,004
Cash and cash equivalents — beginning of year			107,516,420		26,700,416
Cash and cash equivalents — end of year	$ 13,738,931	$ 107,516,420	13,738,931		107,516,420
Supplemental disclosure of cash flow information:
Cash paid for interest			$ 70,244		97,133
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for lease liabilities					$ 75,439